Stock options (Tables)	9 Months Ended
Dec. 31, 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Abstract
Disclosure of incentive stock options granted under the plan [Table Text Block]
		Exercise	Balance			Forfeited	Balance
Expiry Date		Price	March 31, 2023	Granted	Exercised	or Expired	December 31, 2023
May 4, 2023	CDN	$3.50	57,144	-	(42,858)	(14,286)	-
November 30, 2023	CDN	$3.01	50,000	-	(15,000)	(35,000)	-
February 12, 2024	CDN	$3.50	71,787	-	(357)	-	71,430
January 30, 2025	CDN	$2.59	254,640	-	(10,714)	(5,714)	238,212
February 11, 2025	CDN	$8.32	50,000	-	-	-	50,000
July 3, 2025	CDN	$4.90	16,071	-	-	(1,072)	14,999
November 19, 2025	US	$20.00	300,000	-	-	-	300,000
December 4, 2025	US	$20.00	20,000	-	-	-	20,000
May 18, 2026	CDN	$19.62	73,275	-	-	(8,825)	64,450
December 10, 2026	CDN	$16.45	553,500	-	-	(26,500)	527,000
July 4, 2027	CDN	$4.25	15,000	-	-	-	15,000
November 2, 2027	US	$2.46	10,000	-	-	-	10,000
February 14, 2028	CDN	$3.80	645,000	-	(2,500)	(5,000)	637,500
March 28, 2028	CDN	$2.85	100,000	-	-	(87,500)	12,500
Total outstanding			2,216,417	-	(71,429)	(183,897)	1,961,091
Total exercisable			1,265,128				1,412,103
Weighted Average
Exercise Price (CDN$)			$10.72	$-	$3.27	$5.73	$11.46
Weighted Average Remaining Life			3.4 years				2.8 years